Income Taxes - Schedule of Corporate Income Tax Rates (Details) (10-K) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Depreciation and amortization expenses	$ 8,000	$ 4,000
Bad debt expense	106,000	146,000
Others		12,000
Net loss carrying forward	1,589,000	1,628,000
Valuation allowance	(1,703,000)	(1,790,000)
Net deferred income tax assets	$ 1,100,000